Morgan Stanley Strategist Fund (Prospectus Summary) | Morgan Stanley Strategist Fund
Fund Summary
Investment Objective
Morgan Stanley Global Strategist Fund seeks to maximize the total return on its investments.

Fees and Expenses
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the

Morgan Stanley Funds. More information about these and other discounts is available from your financial adviser and in the "Share Class Arrangements"

section beginning on page 26 of this Prospectus and in the "Purchase,

Redemption and Pricing of Shares" section beginning on page 53 of the Fund's

Statement of Additional Information ("SAI").

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Morgan Stanley Strategist Fund	Class A		Class B		Class C		Class I	Class R	Class W
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.25%	[1]	none		none		none	none	none
Maximum deferred sales charge (load) (as a percentage based on the lesser of the offering price or net asset value at redemption)	none	[2]	5.00%	[3]	1.00%	[3]	none	none	none
[1]	Reduced for purchases of $25,000 and over.
[2]	Investments that are not subject to any sales charges at the time of purchase are subject to a contingent deferred sales charge ("CDSC") of 1.00% that will be imposed if you sell your shares within 18 months after purchase, except for certain specific circumstances.
[3]	The Class B CDSC is scaled down to 1.00% during the sixth year, reaching zero thereafter and the Class C CDSC is only applicable if you sell your shares within one year after purchase. See "Share Class Arrangements" for a complete discussion of the CDSC.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Morgan Stanley Strategist Fund	Class A	Class B	Class C	Class I	Class R		Class W
Advisory fee	0.42%	0.42%	0.42%	0.42%	0.42%		0.42%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%	none	0.50%		0.35%
Other expenses	0.31%	0.31%	0.31%	0.31%	0.31%		0.31%
Total annual Fund operating expenses	0.98%	1.73%	1.73%	0.73%	1.23%	[1]	1.08%	[1]
[1]	As of the date of the Prospectus, Class R and Class W shares were not operational. The expense information shown is that of Class I and includes the distribution and shareholder services fees of 0.50% in the case of Class R shares and 0.35% in the case of Class W shares.

Example
The example below is intended to help you compare the cost of investing in the

Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund, your investment has a

5% return each year, and the Fund's operating expenses remain the same (except for the ten-year amounts for Class B shares which reflect the conversion to

Class A shares eight years after the end of the calendar month in which shares were purchased). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If You SOLD Your Shares:
Expense Example Morgan Stanley Strategist Fund (USD $)	Expense Example, By Year, Column Name	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A
Class A
		620	821	1,038	1,663
Class B
Class B
		676	845	1,139	1,842
Class C
Class C
		276	545	939	2,041
Class I
Class I
		75	233	406	906
Class R
Class R
	[1]	125	390	676	1,489
Class W
Class W
	[1]	110	343	595	1,317
[1]	As of the date of the Prospectus, Class R and Class W shares were not operational. The expense information shown is that of Class I and includes the distribution and shareholder services fees of 0.50% in the case of Class R shares and 0.35% in the case of Class W shares.

If You HELD Your Shares:
Expense Example, No Redemption Morgan Stanley Strategist Fund (USD $)	Expense Example, No Redemption, By Year, Column Name	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A
Class A
		620	821	1,038	1,663
Class B
Class B
		176	545	939	1,842
Class C
Class C
		176	545	939	2,041
Class I
Class I
		75	233	406	906
Class R
Class R
	[1]	125	390	676	1,489
Class W
Class W
	[1]	110	343	595	1,317
[1]	As of the date of the Prospectus, Class R and Class W shares were not operational. The expense information shown is that of Class I and includes the distribution and shareholder services fees of 0.50% in the case of Class R shares and 0.35% in the case of Class W shares.

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in

Total annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 123% of the average value of its portfolio.

Principal Investment Strategies
The Fund's Adviser, Morgan Stanley Investment Management Inc., seeks to achieve the Fund's investment objective by investing primarily in a blend of equity and fixed-income securities of U.S. and non-U.S. issuers. Equity securities may include common and preferred stocks, depositary receipts, convertible securities,

equity-linked securities, real estate investment trusts ("REITs"), and rights and warrants to purchase equity securities. Fixed income securities may include mortgage-related or mortgage-backed securities, floating rate securities,

inflation-linked fixed income securities, securities issued or guaranteed by the

U.S. Government, its agencies or instrumentalities, securities issued or guaranteed by non-U.S. governments, their agencies, or instrumentalities, corporate bonds and notes issued by U.S. and non-U.S. entities.

The Adviser will utilize a top-down investment approach that focuses on asset class, sector, region, country, and currency selection. The portfolio's allocations will be based upon the Adviser's evaluations and analyses, taking into account results of its fundamental market research and recommendations generated by the Adviser's quantitative models. Investment decisions will be made without regard to any particular allocation as to geographical location,

sector, credit rating, maturity, currency denomination or market capitalization.

The Fund may invest in any country, including developing or emerging market countries. The Fund's investments may be U.S. and non-U.S. dollar denominated.

The Fund may invest a portion of its assets in below investment grade fixed income securities. The Fund may also invest in restricted and illiquid securities. The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. The Fund's use of derivatives may involve the purchase and sale of derivative instruments such as options, futures, swaps, structured investments (including commodity-linked notes) and other related instruments and techniques. The Fund may also invest in forward foreign currency exchange contracts, which are also derivatives, in connection with its investments in foreign securities.

The mortgage-backed securities in which the Fund may invest include mortgage pass-through securities which represent a participation interest in a pool of mortgage loans originated by U.S. governmental or private lenders such as banks.

Principal Risks
There is no assurance that the Fund will achieve its investment objective and you can lose money investing in this Fund. The principal risks of investing in the Fund include:

• Common Stock and Other Equity Securities. In general, stock and other equity security values fluctuate, and sometimes widely fluctuate, in response to activities specific to the company as well as general market, economic and political conditions. Investments in convertible securities subject the Fund to the risks associated with both fixed-income securities, including credit risk and interest rate risk, and common stocks.

• Fixed-Income Securities. All fixed-income securities are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Certain of the Fund's investments may have speculative characteristics. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go

up. Because the Fund is not limited as to the maturities of the fixed-income securities in which it may invest, a rise in the general level of interest rates may cause the price of the Fund's portfolio securities to fall substantially. In addition, a portion of the Fund's securities may be rated below investment grade, commonly known as "junk bonds," and may have speculative risk characteristics.

• Mortgage-Backed Securities. Mortgage-backed securities entail prepayment risk,

which generally increases during a period of falling interest rates. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of debt securities. In addition, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to the Fund. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages.

• REITs. REITs are susceptible to risks associated with the ownership of real estate and the real estate industry in general. In addition, REITs depend on specialized management skills, may not be diversified, may have less trading volume and may be subject to more abrupt or erratic price movements than the overall securities market. Investments in REITs may involve duplication of management fees and certain other expenses.

• Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. The risks of investing in emerging market countries are greater than risks associated with investments in foreign developed countries. Hedging the Fund's currency risks through forward foreign currency exchange contracts involves the risk of mismatching the Fund's objectives under a forward foreign currency exchange contract with the value of securities denominated in a particular currency. There is additional risk that such transactions reduce or preclude the opportunity for gain and that currency contracts create exposure to currencies in which the Fund's securities are not denominated.

• U.S. Government Securities. With respect to U.S. government securities that are not backed by the full faith and credit of the U.S. Government, there is the risk that the U.S. Government will not provide financial support to such U.S.

government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

• Liquidity Risk. The Fund's investments in restricted and illiquid securities may entail greater risk than investments in publicly traded securities. These securities may be more difficult to sell, particularly in times of market turmoil. Illiquid securities may be more difficult to value. If the Fund is forced to sell an illiquid security to fund redemptions or for other cash needs,

it may be forced to sell the security at a loss.

• Derivatives. A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the other party to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments,

indices or interest rates to which they relate, and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

Shares of the Fund are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.

Past Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's Class B shares' performance from year to year and by showing how the Fund's average annual returns for the one,

five and 10 year periods compared with those of broad measures of market performance, as well as an index that represents a group of similar mutual funds,

over time. The performance of the other Classes will differ because the Classes have different ongoing fees. The performance information in the bar chart does not reflect the deduction of sales charges; if these amounts were reflected,

returns would be less than shown. The Fund's returns in the table include the maximum applicable sales charge for each Class and assume you sold your shares at the end of each period (unless otherwise noted). The Fund's past performance

(before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available online at

www.morganstanley.com/im or by calling toll-free (800)869-NEWS.

Annual Total Returns-Calendar Years

The year-to-date total return as of September 30, 2011 was -9.23%.

Best Quarter (ended June 30, 2003) : 13.80%

Worst Quarter (ended September 30, 2002) : -12.84%

Average Annual Total Returns For Periods Ended December 31, 2010
Average Annual Total Returns Morgan Stanley Strategist Fund	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class A	Class A: Return Before Taxes		4.72%	3.47%	2.96%
Class B	Class B: Return Before Taxes		5.07%	3.52%	2.88%	[1]
Class B After Taxes on Distributions	Class B: Return After Taxes on Distributions	[2]	2.45%	2.38%	2.16%	[1]
Class B After Taxes on Distributions and Sales	Class B: Return After Taxes on Distributions and Sale of Fund Shares		6.25%	2.87%	2.32%	[1]
Class C	Class C: Return Before Taxes		8.84%	3.84%	2.75%
Class I	Class I: Return Before Taxes		10.86%	4.85%	3.76%
Class R	Class R: Return Before Taxes	[3]
Class W	Class W : Return Before Taxes	[3]
MSCI All Country World Index	MSCI All Country World Index (reflects no deduction for fees, expenses or taxes)	[4]	12.67%	3.44%	3.20%
Barclays Capital U.S. Government/ Credit Index	Barclays Capital U.S. Government/ Credit Index (reflects no deduction for fees, expenses or taxes)	[5]	6.59%	5.56%	5.83%
Lipper Global Flexible Portfolio Funds Index	Lipper Global Flexible Portfolio Funds Index (reflects no deduction for taxes)	[6]	11.92%	3.19%	3.94%
Lipper Flexible Portfolio Funds Index	Lipper Flexible Portfolio Funds Index (reflects no deduction for taxes)	[7]	12.91%	4.75%	3.64%
[1]	Effective April 2005, Class B shares will generally convert to Class A shares approximately eight years after the end of the calendar month in which the shares were purchased. The "Past 10 Years" performance for Class B shares reflects this conversion.
[2]	These returns do not reflect any tax consequences from a sale of your shares at the end of each period, but they do reflect any applicable sales charges on such a sale.
[3]	Class R and Class W had not commenced operations as of the date of this Prospectus and therefore do not have return information to report. Return information for the Fund's Class R and Class W shares will be shown in the Average Annual Total Returns table in future prospectuses offering the Fund's Class R and Class W shares after the Fund's Class R and Class W shares have return information for a full calendar year to report.
[4]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) is a free float-adjusted market capitalization weighted index designed to measure the equity market performance of developed and emerging markets. The term "free float" represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. It is not possible to invest directly in an index.
[5]	The Barclays Capital U.S. Government/Credit Index tracks the performance of government and corporate obligations, including U.S. government agency and Treasury securities and corporate and Yankee bonds. It is not possible to invest directly in an index.
[6]	The Lipper Global Flexible Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Global Flexible Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. The Fund was in the Lipper Flexible Portfolio Funds classification as of December 31, 2010, however, it is in the Lipper Global Flexible Funds classification as of the date of this Prospectus.
[7]	The Lipper Flexible Portfolio Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Flexible Portfolio Funds classification. There are currently 30 funds represented in this Index.

The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. After-tax returns for the Fund's other Classes will vary from the Class B shares' returns.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to foreign tax credits and/or an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods, as applicable.